Stock-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Stock-based Compensation
The following table summarizes the Company’s stock-based compensation expense for the years ended December 31, 2017, 2016 and 2015.

Year Ended December 31,	2017	2016	2015
RSUs and PSUs	$152	$137	$129
Stock options	27	28	28
Stock-based compensation expense, before income taxes	179	165	157
Related tax benefit	(69)	(63)	(61)
Stock-based compensation expense, net of tax benefit	$110	$102	$96

Rollforward of RSU Activity
The following table summarizes the Company’s RSU activity.

		Weighted Average
	RSUs	Grant Date Fair Value
Non-vested at December 31, 2016	6,457,620	$52.57
Granted	2,506,607	$66.59
Vested	(2,892,533)	$52.69
Forfeited	(747,707)	$59.04
Non-vested at December 31, 2017	5,323,987	$58.19

Weighted Average Assumptions for Black-Scholes Option Pricing Model
The fair value of each option grant is estimated on the date of grant using the Black-Scholes option-pricing model with the following weighted average assumptions:

	2017	2016	2015
Expected dividend yield	1.09%	1.31%	1.25%
Expected stock price volatility	29.89%	32.55%	31.45%
Risk-free interest rate	2.00%	1.35%	1.63%
Expected term of options (years)	5.00	5.00	5.00

Rollforward of Stock Option Activity
The following table summarizes the Company’s stock option activity under the Plans.

		Weighted Average
	Stock Options	Exercise Price
Outstanding at December 31, 2016	11,911,647	$44.14
Granted	1,361,464	$66.31
Exercised	(2,940,667)	$31.12
Forfeited or expired	(218,608)	$59.04
Outstanding at December 31, 2017	10,113,836	$50.59
Exercisable at December 31, 2017	6,376,286	$46.30

Stock Option Exercise Information
The following table summarizes other information relating to stock option exercises during the years ended December 31, 2017, 2016 and 2015.

Year Ended December 31,	2017	2016	2015
Cash received from stock option exercises	$91	$21	$142
Tax benefit of stock option exercises	$36	$14	$74
Intrinsic value of stock option exercises	$96	$37	$192

Stock Options Outstanding and Exercisable by Price
The following table summarizes information concerning outstanding and exercisable stock options to purchase CBS Corp. Class B Common Stock under the Plans at December 31, 2017.

	Outstanding			Exercisable
		Remaining	Weighted		Weighted
Range of	Number	Contractual	Average	Number	Average
Exercise Price	of Options	Life (Years)	Exercise Price	of Options	Exercise Price
$5 to 9.99	25,465	1.08	$5.72	25,465	$5.72
$10 to 19.99	174,668	0.95	$14.46	174,668	$14.46
$20 to 29.99	1,086,770	1.70	$26.62	1,086,770	$26.62
$30 to 39.99	791,703	2.82	$34.27	791,703	$34.27
$40 to 49.99	3,213,930	4.61	$45.17	1,977,910	$44.77
$50 to 59.99	1,635,410	5.13	$59.54	772,552	$59.54
$60 to 69.99	3,185,890	5.38	$66.04	1,547,218	$65.89
	10,113,836			6,376,286